Other Payables and Accruals - Schedule of Other Payables and Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Payables and Accruals [Abstract]
Payroll and related expenses payable	$ 749	$ 686	$ 3,974
Other tax payables	989	821	5,121
Payable for acquisition of subsidiaries		3,009	3,506
Interest expense payable	496	840	2,263
Accruals and other payables	3,880	1,953	2,287
Other payables and accruals	$ 6,114	$ 7,309	$ 17,151